CONDENSED CONSOLIDATED STATEMENTS OF INCOME (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Condensed Consolidating Income Statements [Abstract]
REVENUES	$ 333,477	$ 205,966
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	182,139	111,274
Depreciation and amortization	58,966	38,154
Selling, general and administrative	23,056	20,814
Gain on disposals of property and equipment	(56)	(31)
Material charges and other operating expenses	4,571	0
Total costs and expenses	268,676	170,211
INCOME FROM OPERATIONS	64,801	35,755
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(11,257)	(5,319)
Interest income	114	29
Other - net	1,337	(1,084)
Total other income (expense) - net	(9,806)	(6,374)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	54,995	29,381
Provision (benefit) for income taxes	(504)	2,586
NET INCOME FROM CONTINUING OPERATIONS	55,499	26,795
DISCONTINUED OPERATIONS
Income (loss) from discontinued operations, net of tax	(5,982)	5,277
NET INCOME	$ 49,517	$ 32,072
INCOME (LOSS) PER SHARE - BASIC:
Income from continuing operations (in dollars per share)	$ 0.45	$ 0.21
Discontinued operations (in dollars per share)	$ (0.05)	$ 0.04
Net income (in dollars per share)	$ 0.40	$ 0.26
INCOME (LOSS) PER SHARE - DILUTED:
Income from continuing operations (in dollars per share)	$ 0.45	$ 0.21
Discontinued operations (in dollars per share)	$ (0.05)	$ 0.04
Net income (in dollars per share)	$ 0.40	$ 0.25